Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE
Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
the Pay Versus Performance Table (set forth below) is required to include “Compensation Actually Paid,” as calculated per SEC disclosure rules, to the Company’s principal executive officer (“PEO”) and the Company’s non-PEO
NEOs, a
s no
ted below. “Compensation Actually Paid” represents a new required calculation of compensation that differs significantly from the Summary Compensation Table calculation of compensation, the NEO’s realized or earned compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the CD&A. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to RSUs and PSUs which remain subject to forfeiture if the vesting conditions are not satisfied.

Year (1)	Summary Compensation Table Total for PEO ($) (2)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income (Loss) (in millions) ($)	Adjusted EBITDA (in millions) (6)
					Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (5)

2022	12,093,113	6,375,065	3,849,991	2,722,507	155.52	82.47	439.4	763.6

2021	13,755,283	43,164,399	4,490,694	10,733,870	176.65	115.26	249.1	627.0

2020	10,491,139	40,031,657	3,304,200	9,720,189	142.44	118.67	(81.9)	286.5

(1)	Mr. Carstanjen served as the Company’s PEO for the entirety of 2020, 2021 and 2022 and the Company’s other NEOs for the applicable years were as follows:

–	2022: William E. Mudd; Marcia A. Dall; Bradley K. Blackwell, and Maureen Adams
–	2021: William E. Mudd; Marcia A. Dall; and Austin Miller
–	2020: William E. Mudd; Marcia A. Dall; and Austin Miller

(2)
A
m
ounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Carstanjen and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for the applicable year other than Mr. Carstanjen.

(3)
To calculate “Compensation Actually Paid” under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments for Mr. Carstanjen and for the average of the other NEOs are set forth in the tables below. Based on the required methodology for calculating “Compensation Actually Paid” under SEC disclosure rules, “Compensation Actually Paid” fluctuates most significantly based on changes in the Company’s stock price during the vesting period of the award. Accordingly, the values shown as “Compensation Actually Paid” reflect the increase or decrease in the value of such equity awards based on our stock price performance and, for the years prior to vesting, do not reflect compensation realized or earned by the NEO. Accordingly, the “Compensation Actually Paid” reflected below includes values for equity awards that may not be earned due to failure to satisfy the vesting conditions or may be earned at levels that differ from the amounts reported below based on the stock price as of the vesting date. The assumptions used to calculate the fair value for purposes of determining the “Compensation Actually Paid” are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes.

	PEO ($)			Other NEOs Average ($)
	2022	2021	2020	2022	2021	2020

Summary Compensation Table - Total Compensation	12,093,113	13,755,283	10,491,139	3,849,991	4,490,694	3,304,200

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(6,538,424)	(6,986,731)	(7,057,084)	(1,808,263)	(1,976,295)	(1,889,018)

	PEO ($)			Other NEOs Average ($)
	2022	2021	2020	2022	2021	2020

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	5,487,230	6,418,135	7,375,924	1,352,052	1,598,600	1,737,326

+/- Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(7,286,930)	20,661,694	21,626,016	(1,149,343)	4,333,577	4,607,234

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	1,039,698	1,257,372	1,341,294	204,821	355,672	359,033

+/- Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,580,378	8,058,646	6,254,368	273,249	1,931,622	1,601,414

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	N/A	N/A	N/A	N/A	N/A	N/A

= Compensation Actually Paid	6,375,065	43,164,399	40,031,657	2,722,507	10,733,870	9,720,189

(4)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)
The TSR Peer Group consists of the following peer group, which represents the same peer group used for our competitive compensation analysis, as described in “Factors Used to Evaluate Pay Decisions” in the CD&A.

–
For 2021 and 2022, the peer group included Aristocrat Leisure Limited (ALL); Boyd Gaming Corporation (BYD); Caesars Entertainment, Inc. (CZR); DraftKings Inc. (DKNG); Flutter Entertainment PLC (FLTR); Gaming and Leisure Properties Inc. (GLPI); Madison Square Garden Entertainment Corp (MSGE); MGM Resorts International (MGM); PENN Entertainment, Inc. (PENN); Red Rock Resorts Inc. (RRR); Light & Wonder, Inc. (LNW); and Wynn Resorts, Limited (WYNN).

–
For 2020, the peer group included: Aristocrat Leisure Limited (ALL); Boyd Gaming Corporation (BYD); Caesars Entertainment Corp. (CZR); Eldorado Resorts Inc. (ERI); Flutter Entertainment PLC (FLTR); Gaming and Leisure Properties Inc. (GLPI); Madison Square Garden Company (MSG); MGM Resorts International (MGM); PENN National Gaming, Inc. (PENN); Red Rock Resorts Inc. (RRR); Scientific Games Corp (SGMS); and Wynn Resorts, Limited (WYNN). The TSR reflected for the TSR Peer Group for 2020 does not include returns for ERI or MSG due to trading information not being available for such companies after each ticker symbol ceasing to be traded.

(6)
As noted in the CD&A, Adjusted EBITDA is viewed as a core driver of the Company’s performance and shareholder value creation and, accordingly, the Compensation Committee utilized Adjusted EBITDA as elements in both the Company’s Executive Annual Incentive Plan and Executive Long-Term Incentive Plan. Adjusted EBITDA represents earnings before interest, taxes, depreciation and amortization, as further adjusted as described in Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations in the Form
10-K
for the year ended December 31, 2022.
G

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	Mr. Carstanjen served as the Company’s PEO for the entirety of 2020, 2021 and 2022 and the Company’s other NEOs for the applicable years were as follows:

–	2022: William E. Mudd; Marcia A. Dall; Bradley K. Blackwell, and Maureen Adams
–	2021: William E. Mudd; Marcia A. Dall; and Austin Miller
–	2020: William E. Mudd; Marcia A. Dall; and Austin Miller

Peer Group Issuers, Footnote [Text Block]	The TSR Peer Group consists of the following peer group, which represents the same peer group used for our competitive compensation analysis, as described in “Factors Used to Evaluate Pay Decisions” in the CD&A.

–
For 2021 and 2022, the peer group included Aristocrat Leisure Limited (ALL); Boyd Gaming Corporation (BYD); Caesars Entertainment, Inc. (CZR); DraftKings Inc. (DKNG); Flutter Entertainment PLC (FLTR); Gaming and Leisure Properties Inc. (GLPI); Madison Square Garden Entertainment Corp (MSGE); MGM Resorts International (MGM); PENN Entertainment, Inc. (PENN); Red Rock Resorts Inc. (RRR); Light & Wonder, Inc. (LNW); and Wynn Resorts, Limited (WYNN).

–
For 2020, the peer group included: Aristocrat Leisure Limited (ALL); Boyd Gaming Corporation (BYD); Caesars Entertainment Corp. (CZR); Eldorado Resorts Inc. (ERI); Flutter Entertainment PLC (FLTR); Gaming and Leisure Properties Inc. (GLPI); Madison Square Garden Company (MSG); MGM Resorts International (MGM); PENN National Gaming, Inc. (PENN); Red Rock Resorts Inc. (RRR); Scientific Games Corp (SGMS); and Wynn Resorts, Limited (WYNN). The TSR reflected for the TSR Peer Group for 2020 does not include returns for ERI or MSG due to trading information not being available for such companies after each ticker symbol ceasing to be traded.

PEO Total Compensation Amount	$ 12,093,113	$ 13,755,283	$ 10,491,139
PEO Actually Paid Compensation Amount	$ 6,375,065	43,164,399	40,031,657
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate “Compensation Actually Paid” under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments for Mr. Carstanjen and for the average of the other NEOs are set forth in the tables below. Based on the required methodology for calculating “Compensation Actually Paid” under SEC disclosure rules, “Compensation Actually Paid” fluctuates most significantly based on changes in the Company’s stock price during the vesting period of the award. Accordingly, the values shown as “Compensation Actually Paid” reflect the increase or decrease in the value of such equity awards based on our stock price performance and, for the years prior to vesting, do not reflect compensation realized or earned by the NEO. Accordingly, the “Compensation Actually Paid” reflected below includes values for equity awards that may not be earned due to failure to satisfy the vesting conditions or may be earned at levels that differ from the amounts reported below based on the stock price as of the vesting date. The assumptions used to calculate the fair value for purposes of determining the “Compensation Actually Paid” are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes.

	PEO ($)			Other NEOs Average ($)
	2022	2021	2020	2022	2021	2020

Summary Compensation Table - Total Compensation	12,093,113	13,755,283	10,491,139	3,849,991	4,490,694	3,304,200

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(6,538,424)	(6,986,731)	(7,057,084)	(1,808,263)	(1,976,295)	(1,889,018)

	PEO ($)			Other NEOs Average ($)
	2022	2021	2020	2022	2021	2020

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	5,487,230	6,418,135	7,375,924	1,352,052	1,598,600	1,737,326

+/- Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(7,286,930)	20,661,694	21,626,016	(1,149,343)	4,333,577	4,607,234

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	1,039,698	1,257,372	1,341,294	204,821	355,672	359,033

+/- Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,580,378	8,058,646	6,254,368	273,249	1,931,622	1,601,414

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	N/A	N/A	N/A	N/A	N/A	N/A

= Compensation Actually Paid	6,375,065	43,164,399	40,031,657	2,722,507	10,733,870	9,720,189

Non-PEO NEO Average Total Compensation Amount	$ 3,849,991	4,490,694	3,304,200
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,722,507	10,733,870	9,720,189
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate “Compensation Actually Paid” under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments for Mr. Carstanjen and for the average of the other NEOs are set forth in the tables below. Based on the required methodology for calculating “Compensation Actually Paid” under SEC disclosure rules, “Compensation Actually Paid” fluctuates most significantly based on changes in the Company’s stock price during the vesting period of the award. Accordingly, the values shown as “Compensation Actually Paid” reflect the increase or decrease in the value of such equity awards based on our stock price performance and, for the years prior to vesting, do not reflect compensation realized or earned by the NEO. Accordingly, the “Compensation Actually Paid” reflected below includes values for equity awards that may not be earned due to failure to satisfy the vesting conditions or may be earned at levels that differ from the amounts reported below based on the stock price as of the vesting date. The assumptions used to calculate the fair value for purposes of determining the “Compensation Actually Paid” are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes.

	PEO ($)			Other NEOs Average ($)
	2022	2021	2020	2022	2021	2020

Summary Compensation Table - Total Compensation	12,093,113	13,755,283	10,491,139	3,849,991	4,490,694	3,304,200

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(6,538,424)	(6,986,731)	(7,057,084)	(1,808,263)	(1,976,295)	(1,889,018)

	PEO ($)			Other NEOs Average ($)
	2022	2021	2020	2022	2021	2020

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	5,487,230	6,418,135	7,375,924	1,352,052	1,598,600	1,737,326

+/- Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(7,286,930)	20,661,694	21,626,016	(1,149,343)	4,333,577	4,607,234

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	1,039,698	1,257,372	1,341,294	204,821	355,672	359,033

+/- Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,580,378	8,058,646	6,254,368	273,249	1,931,622	1,601,414

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	N/A	N/A	N/A	N/A	N/A	N/A

= Compensation Actually Paid	6,375,065	43,164,399	40,031,657	2,722,507	10,733,870	9,720,189

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between “Compensation Actually Paid” to the PEO and Average Other NEOs and the Company’s Cumulative TSR—
As calculated in accordance with the SEC disclosure rules, Mr. Carstanjen’s “Compensation Actually Paid” was impacted by the effect of the increase in 2020 and 2021, and the slight decline in 2022, in the Company’s stock price on Mr. Carstanjen’s 7-Year Grant. Similarly, the other NEOs’ “Compensation Actually Paid” was impacted primarily by the effect of the change in stock price on Mr. Mudd’s 7-Year Grant. This relationship is further illustrated in the following chart which shows the alignment between our “Compensation Actually Paid” and TSR performance.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between “Compensation Actually Paid” to the PEO and Average Other NEOs and the Company’s Net Income and Adjusted EBITDA—The “Compensation Actually Paid” to our NEOs is impacted by net income through the use of Adjusted EBITDA as a component in both the Company’s
Execu
tive Annual Incentive Plan and Executive Long- Term Incentive Plan. The relationship between “Compensation Actually Paid” and the Company’s net income and Adju sted
EBITDA performance is further illustrated in the following chart:

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between “Compensation Actually Paid” to the PEO and Average Other NEOs and the Company’s Net Income and Adjusted EBITDA—The “Compensation Actually Paid” to our NEOs is impacted by net income through the use of Adjusted EBITDA as a component in both the Company’s
Execu
tive Annual Incentive Plan and Executive Long- Term Incentive Plan. The relationship between “Compensation Actually Paid” and the Company’s net income and Adju sted
EBITDA performance is further illustrated in the following chart:

Total Shareholder Return Vs Peer Group [Text Block]

●
Relationship Between the Company’s TSR and the Peer
Gro
up TSR—
Over the 2020 to 2022 time period, the Company’s TSR has consistently outperformed the Peer Group TSR each year, as illustrated in the following chart:

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in the CD&A, our approach to executive compensation is designed to (i) attract and retain executives with the skills and experience needed to successfully grow the Company and create value for shareholders; (ii) create an entrepreneurial culture and mindset by de-emphasizing
fixed pay (primarily salary
) and
focusing a significant percentage of compensation on
at-risk
pay elements (annual and long-term incentives); and (iii) motivate and reward executives for achieving exceptional performance supportive of creating value for shareholders over the long-term. Because of the leverage of our executive compensation program towards long-term incentives through grants of PSUs and RSUs, our executive compensation program is designed to be strongly aligned with the interests of our shareholders and our executive compensation program is most significantly impacted by changes in our stock price.
Our executive compensation program is also designed so that compensation is tied to our performance against pre-established
financial measures. The most important financial measures used by the Company to link “Compensation Actually Paid” (as defined by SEC rules) to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are:

●	Adjusted EBITDA

●	Multi-Year Cumulative Adjusted EBITDA

●	3-Year Cumulative Cash Flow

●	Multi-Year Relative Total Shareholder Return

Total Shareholder Return Amount	$ 155.52	176.65	142.44
Peer Group Total Shareholder Return Amount	82.47	115.26	118.67
Net Income (Loss)	$ 439,400,000	$ 249,100,000	$ (81,900,000)
Company Selected Measure Amount	763.6	627.0	286.5
PEO Name	Mr. Carstanjen
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Multi-Year Cumulative Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Cumulative Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Multi-Year Relative Total Shareholder Return
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,538,424)	$ (6,986,731)	$ (7,057,084)
PEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,487,230	6,418,135	7,375,924
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,286,930)	20,661,694	21,626,016
PEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,039,698	1,257,372	1,341,294
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,580,378	8,058,646	6,254,368
PEO [Member] | Fair Value as of Prior Fiscal YearEnd of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,808,263)	(1,976,295)	(1,889,018)
Non-PEO NEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,352,052	1,598,600	1,737,326
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,149,343)	4,333,577	4,607,234
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	204,821	355,672	359,033
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	273,249	1,931,622	1,601,414
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal YearEnd of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount